OPERATING EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Administrative Expense	$ 513,311	$ 562,898
Millburn Multi-Markets Trading L.P. [Member]
Administrative Expense	$ 1,120,798	1,272,162
Management fee, per month	0.167%
Management fee, per annum	2.00%
Management fee, per month	0.146%
Management fee, per annum	1.75%
Millburn Multi-Markets Trading L.P. [Member] | U S Feeder [Member]
Selling commissions	2.00%
Description of operating expenses	Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder’s average month-end partners’ capital. For the years ended December 31, 2021 and 2020, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeder’s average month-end partners’ capital.
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Selling commissions	2.00%
Description of operating expenses	The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners’ Capital of the Partnership (the “Expense Cap”).
Partnership [Member]
Partnership percenatge	1.00%
Administrative Expense	$ 341,420	386,250
Master expenses	$ 171,891	$ 176,648